Consolidated Statements of Cash Flows-Indirect Method - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities from continuing operations
Profit from continuing operations	R$ 1,538,211	R$ 818,614	R$ 647,064
Adjustments to reconcile net income to cash provided by operating activities from continuing operations
Share of profit (loss) of joint ventures and associates	(12,181)	17,634	44,031
Amortization of contractual assets with customers – exclusive rights	504,907	282,521	289,436
Amortization of right-of-use assets	288,419	260,716	242,670
Depreciation and amortization	732,241	653,118	595,531
PIS and COFINS credits on depreciation	6,663	7,081	6,062
Interest and foreign exchange rate variations	1,625,987	1,133,882	533,926
Deferred income and social contribution taxes	(296,459)	(242,246)	(234,244)
Current income and social contribution taxes	637,973	430,280	538,761
Loss on disposal of property, plant and equipment and intangible assets or assets write-off and other assets	(322,190)	(184,189)	(85,455)
Reversal (loss) allowance for expected credit losses	(49,989)	(3,123)	15,281
Provision for losses with inventories	26,356	(826)	1,338
Provision for post-employment benefits	1,939	(2,393)	(15,867)
Equity instrument granted	9,944	9,364	8,793
Provision of decarbonization – CBIO	638,542	161,281	124,287
Provision for tax, civil, and labor risks	61,039	93,328	21,582
Other provisions and adjustments	5,448	2,332	(1,912)
Cash flows from operations before changes in working capital	5,396,850	3,437,374	2,731,284
(Increase) decrease in assets
Trade receivables and reseller financing	(779,239)	(956,779)	408,949
Inventories	(1,004,819)	(1,626,670)	108,136
Recoverable taxes	(2,056,104)	(826,133)	(783,210)
Dividends received from joint ventures	146	1,005	4,836
Other assets	(224,379)	(19,392)	(136,972)
Increase (decrease) in liabilities
Trade payables and trade payables – reverse factoring	1,557,837	2,425,821	798,180
Salaries and related charges	130,586	63,066	15,644
Taxes payable	(9,442)	11,733	22,925
Other liabilities	677,016	(55,099)	(51,329)
Acquisition of CBIO	(635,130)	(176,837)	(125,345)
Payments of contractual assets with customers – exclusivity rights	(710,908)	(420,261)	(356,045)
Payments of contingencies	(84,939)	(24,351)	(39,256)
Income and social contribution taxes paid	(283,331)	(230,036)	(333,784)
Net cash provided by operating activities from continuing operations	1,974,144	1,603,441	2,264,013
Net cash provided by operating activities from discontinued operations	30,550	982,519	874,106
Net cash provided by operating activities	2,004,694	2,585,960	3,138,119
Cash flows from investing activities
Financial investments, net of redemptions	1,567,962	1,863,053	(869,748)
Acquisition of property, plant, and equipment	(929,236)	(1,028,419)	(750,618)
Acquisition of intangible assets	(277,600)	(237,488)	(154,534)
Receipt of intercompany loan owed by Oxiteno S.A. to Ultrapar International	3,980,699	0	0
Cash provided by disposal of investments and property, plant and equipment	2,839,676	322,494	154,725
Capital increase in joint ventures	(28,000)	(25,700)	(28,840)
Net cash consumed by subsidiaries acquisition	(5,985)	0	0
Transactions with discontinued operations	987,895	0	0
Capital decrease in associates and redemption of shares	0	1,500	0
Initial direct costs of right-of-use assets	(12,120)	(14,905)	0
Receipt from related parties	0	2,334	0
Net cash provided (consumed) by investing activities from continuing operations	8,123,291	882,869	(1,649,015)
Net cash consumed by investing activities from discontinued operations	(220,190)	(158,733)	(487,390)
Net cash provided (consumed) by investing activities	7,903,101	724,136	(2,136,405)
Loans and debentures
Proceeds	1,519,580	1,383,611	3,387,161
Repayments	(5,848,611)	(2,426,222)	(1,815,130)
Interest and derivatives paid	(1,398,229)	(733,791)	(701,458)
Payments of lease
Principal	(351,011)	(304,975)	(250,202)
Interest paid	(6,868)	(15,267)	(5,705)
Dividends paid	(638,280)	(705,753)	(284,767)
Proceeds of financial liabilities of customers	162,895	0	0
Payments of financial liabilities of customers	(173,948)	0	0
Capital increase made by non-controlling interests and redemption of shares	21,682	0	0
Payment to related parties	(18,926)	(177)	(2,548)
Net cash provided (consumed) by financing activities from continuing operations	(6,731,716)	(2,802,574)	327,351
Net cash consumed by financing activities from discontinued operations	(179,025)	(552,967)	(919,684)
Net cash consumed by financing activities	(6,910,741)	(3,355,541)	(592,333)
Effect of exchange rate changes on cash and cash equivalents in foreign currency - continuing operations	(24,024)	(4,547)	21,912
Effect of exchange rate changes on cash and cash equivalents in foreign currency - discontinued operations	(19,316)	56,553	114,822
Increase in cash and cash equivalents - continuing operations	3,341,695	6,561	546,115
Decrease in cash and cash equivalents - discontinued operations	(387,981)	0	0
Cash and cash equivalents at the beginning of the year - continuing operations	2,280,074	2,661,494	2,115,379
Cash and cash equivalents at the beginning of the year - discontinued operations	387,981	0	0
Cash and cash equivalents at the end of the year - continuing operations	5,621,769	2,280,074	2,661,494
Cash and cash equivalents at the end of the year - discontinued operations	0	387,981	0
Transactions without cash effect:
Contingent consideration – subsidiaries purchase	89,640	0	0
Addition on right-of-use assets and leases payable	482,439	227,977	420,070
Movement without cash effect of escrow deposits and provision for tax, civil and labor risks	41,888	0	0
Addition on contractual assets with customers – exclusivity rights	63,061	269,725	193,040
Capital increase performed by non-controlling interests	13,519	0	0
Reversal fund - private pension	3,107	2,656	33,843
Issuance of shares related to the subscription warrants – indemnification – Extrafarma acquisition	R$ 942	R$ 1,819	R$ 54,763